Cash and cash equivalents and Restricted cash (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash on hand	$ 13	$ 10
Cash at banks	19,024	2,356
Total	$ 19,037	$ 2,366	$ 46	$ 2,756